Deferred Revenues	6 Months Ended
Jun. 30, 2023
Deferred Revenues [Abstract]
DEFERRED REVENUES
NOTE 4:-	DEFERRED REVENUES

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $2,686 and $3,078 as of June 30, 2023 and December 31, 2022, respectively and are presented under deferred revenues. During the six-month period ended June 30, 2023, the Company recognized revenues in the amount of $392 which have been included in the contract liabilities at December 31, 2022.